Derivative Financial Instruments and Hedging Activities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Document Fiscal Year Focus	2015
Assets:
Derivative assets financial and hedging instruments, fair value	$ 27	$ 26
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	55	21
Forward Contracts [Member] | Other Assets [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	25	26
Forward Contracts [Member] | Other Liabilities [Member]
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	53	21
Cash Flow Hedging [Member] | Interest Rate Swaps [Member] | Other Assets [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	2	0
Cash Flow Hedging [Member] | Interest Rate Swaps [Member] | Other Liabilities [Member]
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	$ 2	$ 0